Investment in associates (Tables)	9 Months Ended
Sep. 30, 2019
Investment in associates
Schedule of associate financial information

The following table illustrates summarized financial information of the Group’s investment in JSC Tochka associate:

	As of	As of
	December 31,	September 30,
	2018	2019
Associates’ statement of financial position:
Non-current assets	149	848
Current assets	1,836	2,671
including cash and cash equivalents	1,326	1,569
Non-current financial liabilities	—	(310)
Current liabilities	(183)	(1,165)
including financial liabilities	(183)	(995)
Net assets	1,802	2,044
Carrying amount of investment in associates (45%) of net assets	812	920

Associate’ revenue and net income for the three and nine months ended September 30, 2019 was as follows:

	Three months	Nine months
	ended	ended
	September 30,	September 30,
	2019	2019
Revenue	1,660	3,710
Cost of revenues	(693)	(1,624)
Other income and expenses, net	(611)	(1,845)
including depreciation and amortization	(42)	(70)
Total net profit	356	241
Group’s share (45%) of total net profit	160	108